NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Nature Of Operations And Going Concern
Net loss	$ 9,169,245	$ 33,535,943